Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before taxation	R$ 269,385	R$ 271,814	R$ 257,842
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	19,780	15,786	13,729
Investment income of financial instruments at fair value through profit or loss	(97,703)	(86,047)	(24,787)
Net foreign exchange on liabilities at amortized cost	(16,513)	0	0
Interest expense on loans and obligations	23,654	5,804	0
Gain/loss on remeasurement of contingent consideration	15,872	(13,971)	0
Allowance for expected credit loss	0	(4)	21
Share based payments	14,967	14,276	3,670
Financial result on lease agreements	9,109	8,969	12,084
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	238,551	216,627	262,559
Changes in assets and liabilities
Accounts receivables	(43,187)	(10,064)	11,819
Taxes recoverable	2,152	(1,389)	(1,992)
Other assets	(20,990)	(11,286)	7,716
Trade payables	622	392	(208)
Accounts payable	(1,575)	156	(667)
Labor and social security obligations	11,527	(21,349)	65,575
Taxes and contributions payable	(780)	(1,705)	1,105
Contribution for retirements plans	82,734	0	0
Increase Decrease In Working Capital	30,503	(45,245)	83,348
Cash generated from operations	269,054	171,382	345,907
Income tax paid	(54,875)	(53,482)	(57,215)
Net cash inflow from operating activities	214,179	117,900	288,692
Cash flows from investing activities
Payment for acquisition of subsidiary	0	(80,000)	0
Cash and cash equivalent increased from business combination	0	497	0
Purchases of property and equipment and additions to intangible assets	(36,738)	(6,476)	(3,091)
Acquisition of non-controlling quotas	0	0	0
Purchase of financial instruments at fair value through profit or loss	(281,012)	(341,157)	(1,420,834)
Sales of financial instruments at fair value through profit or loss	455,781	558,974	103,953
Net cash (outflow) from investing activities	138,031	131,838	(1,319,972)
Cash flows from financing activities
Proceeds from the issuance of shares/quotas	0	0	1,319,403
Capital increase (decrease) of non-controlling interests in the equity of subsidiaries	0	2,988	0
Interest payments of loans and obligations	(11,975)	0	0
Principal payments of loans and obligations	(8,889)	0	0
Transactions costs paid	0	0	(19,051)
Treasury shares acquisition paid, net of treasury shares sold	(62,769)	(63,353)	(50,831)
Lease payments, net of sublease received	(23,044)	(22,848)	(18,534)
Loans and obligations acquisitions	0	79,026	0
Issuance of convertible preferred shares	471,835
Dividends paid	(190,138)	(211,320)	(255,963)
Net cash (outflow) from financing activities	175,020	(215,507)	1,048,024
Net increase in cash and cash equivalents	527,230	34,231	16,744
Cash and cash equivalents at the beginning of the year	136,581	102,569	83,449
Foreign exchange variation of cash and cash equivalents in subsidiary	(3,506)	(219)	2,376
Cash and cash equivalents at the end of the year	R$ 660,305	R$ 136,581	R$ 102,569